Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) (Baidu, Inc.)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate, minimum	0.35%	0.31%	0.61%
Risk-free interest rate, maximum	0.43%	1.03%	1.13%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	43.60%	48.20%	64.76%
Expected volatility range, maximum	44.72%	61.58%	69.70%
Weighted average expected volatility	43.75%	58.27%	68.12%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected life (in years)	2 years 8 months 1 day	2 years 7 months 28 days	2 years 7 months 24 days
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected life (in years)	3 years 29 days	3 years	2 years 7 months 28 days